Summary of Impact of Translating Financial Statements of International Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Assets	$ 3,862,412	$ 3,522,253
Other Comprehensive Income (Loss)	(20,232)	(46,280)	19,432
Brazil
Exchange Rate to US Dollar	2.05	1.87	1.67
Total Assets	348,405	327,679
Mexico
Exchange Rate to US Dollar	13.02	14.00	12.39
Total Assets	137,705	121,935
Argentina
Exchange Rate to US Dollar	4.91	4.31	3.98
Total Assets	133,152	128,524
Colombia
Exchange Rate to US Dollar	1,768.23	1,950.00	1,950.00
Total Assets	46,898	34,568
Chile
Exchange Rate to US Dollar	479.80	520.70	473.20
Total Assets	49,749	40,084
Cinemark USA. Inc Stockholder's Equity
Other Comprehensive Income (Loss)	(20,005)	(46,058)
Cinemark USA. Inc Stockholder's Equity | Brazil
Other Comprehensive Income (Loss)	(21,690)	(28,000)
Cinemark USA. Inc Stockholder's Equity | Mexico
Other Comprehensive Income (Loss)	6,601	(11,818)
Cinemark USA. Inc Stockholder's Equity | Argentina
Other Comprehensive Income (Loss)	(12,926)	(4,196)
Cinemark USA. Inc Stockholder's Equity | Colombia
Other Comprehensive Income (Loss)	2,790	153
Cinemark USA. Inc Stockholder's Equity | Chile
Other Comprehensive Income (Loss)	2,958	(3,324)
Cinemark USA. Inc Stockholder's Equity | Other international countries
Other Comprehensive Income (Loss)	$ 2,262	$ 1,127